Loans and advances to customers	6 Months Ended
Jun. 30, 2020
Loans and advances to customers [Abstract]
Loans and advances to customers
5 Loans and advances to customers

Loans and advances to customers by type
	30 June 2020	31 December 2019
Loans to, or guaranteed by, public authorities	41,925	42,190
Loans secured by mortgages	348,769	348,526
Loans guaranteed by credit institutions	4,397	3,775
Personal lending	28,814	28,250
Corporate loans	194,511	189,878
	618,416	612,619

Loan loss provisions	–6,029	–4,590
	612,387	608,029

As at 30 June 2020, Loans and advances to customers – corporate loans include receivables with regard to securities which have been acquired in reverse repurchase transactions amounting to EUR 3,012 million (31 December 2019: EUR 180 million).

For details on credit quality and loan loss provisioning, refer to ‘Risk management – Credit risk’ paragraph ‘Credit quality’.

Loans and advances to customers by subordination
	30 June 2020	31 December 2019
Non-subordinated	612,309	607,908
Subordinated	78	121
	612,387	608,029

No individual loan or advance has terms and conditions that significantly affect the amount, timing or certainty of the consolidated cash flows of the Group.